N-2 - shares	Sep. 08, 2022	Jun. 30, 2022
Cover [Abstract]
Entity Central Index Key	0000794685
Amendment Flag	false
Document Type	N-CSRS/A
Entity Registrant Name	The Gabelli Equity Trust Inc.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to achieve long term growth of capital by investing primarily in a portfolio of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, and warrants and rights to purchase such securities selected by the Investment Adviser. Income is a secondary investment objective. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in equity securities.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund’s Articles of Incorporation, as amended, permit the Fund to issue 337,024,900 shares of common stock (par value $0.001) and authorizes the Board to increase its authorized shares from time to time. The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2022, and the year ended December 31, 2021, the Fund did not repurchase any shares of its common stock in the open market.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Increase in net assets from common shares issued in offering	—	—	26,266,993	$144,468,461
Net increase in net assets from common shares issued upon reinvestment of distributions	2,021,177	$12,516,462	3,756,708	24,693,950
Net increase	2,021,177	$12,516,462	30,023,701	$169,162,411

The Fund has an effective shelf registration authorizing the offering of $355 million of additional common or preferred stock.

The Fund’s Articles of Incorporation, as amended, authorize the issuance of up to 18,000,000 shares of $0.001 par value Preferred Stock. The Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common stockholders. Dividends on shares of the Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Fund’s Articles Supplementary to meet certain asset coverage tests with respect to the Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series C, Series E, Series G, Series H, Series K, and Series M Preferred Stock at redemption prices of $25,000, $25,000, $25, $25, $25, and $100, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common stockholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common stockholders.

On June 22, 2021, the Fund distributed one transferable right for each of the 263,511,620 common shares outstanding held on that date. Ten rights were required to purchase one additional common share at the subscription price of $5.50 per share. On July 21, 2021, the Fund issued 26,266,993 common shares receiving net proceeds of $143,782,037 after the deduction of offering expenses of $686,424. The NAV of the Fund decreased by $0.10 per share on the day the additional shares were issued due to the additional shares being issued below NAV.

On December 17, 2021, January 31, 2022, and March 28, 2022, the Fund issued 678,500 shares, 5,000 shares, and 2,000 shares, respectively, of 4.25% Series M Cumulative Preferred Shares, receiving combined net proceeds of $67,745,574, after the deduction of combined offering expenses of $804,426. The Series M Preferred Shares have a liquidation value of $100 per share, and are callable at the Fund’s option at any time on or after March 26, 2027.

On January 31, 2022 (the Redemption Date), the Fund redeemed and retired all Series J Preferred at the redemption price of $25.132465 per Series J Preferred, which was equal to the liquidation preference of $25.00 per share plus $0.132465 per share representing accumulated and unpaid dividends and distributions to the Redemption Date.

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E stockholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series E, Series G, and Series H Preferred Stock and may redeem the Series K Preferred and Series M Preferred at any time after December 10, 2024 and March 26, 2027, respectively, at their respective liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the year ended December 31, 2021, the Fund did not repurchase any Preferred Stock. During the six months ended June 30, 2022, the Fund repurchased 115,249 shares of Series G Preferred at an average discount of 2.9% from its liquidation preference of $25 per share.

The Fund has the authority to purchase its auction rate Series C and Series E Preferred Stock through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate Preferred Stock, and the timing and amount of any auction rate Preferred Stock purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected, at the Fund’s discretion.

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
C Auction Rate	June 27, 2002	5,200	2,492	$128,246,557	0.123% to 2.766%	2.766%	$9,442
E Auction Rate	October 7, 2003	2,000	1,108	49,350,009	0.123% to 2.766%	2.766	14,693
G 5.000%	August 1, 2012	12,000,000	2,663,872	69,407,417	Fixed Rate	5.000	46,248
H 5.000%	September 28, 2012	8,000,000	4,172,873	100,865,695	Fixed Rate	5.000	72,446
K 5.000%	December 16, 2019	4,000,000	3,993,000	96,525,000	Fixed Rate	5.000	69,323
M 4.250%	Various	—	685,500	67,745,574	Fixed Rate	4.250	40,464

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		337,024,900
Outstanding Security, Held [Shares]		293,817,213
Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of stockholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Directors and, under certain circumstances, are entitled to elect a majority of the Board of Directors. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

For Series C and Series E Preferred Stock, the dividend rates, as set by the auction process that is generally held every seven days, are expected to vary with short term interest rates. Since February 2008, the number of shares of Series C and Series E Preferred Stock subject to bid orders by potential holders has been less than the number of shares of Series C and Series E Preferred Stock subject to sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series C and Series E Preferred Stock for which they have submitted sell orders. Therefore, the weekly auctions have failed, and the dividend rate has been the maximum rate. For Series C and Series E Preferred Stock, the maximum auction rate is 175% of the “AA” Financial Composite Commercial Paper Rate. Existing Series C and Series E stockholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund may redeem at any time, in whole or in part, the Series C, Series E, Series G, and Series H Preferred Stock and may redeem the Series K Preferred and Series M Preferred at any time after December 10, 2024 and March 26, 2027, respectively, at their respective liquidation prices plus any accrued and unpaid dividends. In addition, the Board has authorized the repurchase of the Series G, Series H, and Series K Preferred Stock in the open market at a price less than the $25 liquidation value per share. During the year ended December 31, 2021, the Fund did not repurchase any Preferred Stock. During the six months ended June 30, 2022, the Fund repurchased 115,249 shares of Series G Preferred at an average discount of 2.9% from its liquidation preference of $25 per share.

The Fund has the authority to purchase its auction rate Series C and Series E Preferred Stock through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction rate Preferred Stock, and the timing and amount of any auction rate Preferred Stock purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected, at the Fund’s discretion.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Stock information:

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2022	Net Proceeds	2022 Dividend Rate Range	Dividend Rate at 6/30/2022	Accrued Dividends at 6/30/2022
C Auction Rate	June 27, 2002	5,200	2,492	$128,246,557	0.123% to 2.766%	2.766%	$9,442
E Auction Rate	October 7, 2003	2,000	1,108	49,350,009	0.123% to 2.766%	2.766	14,693
G 5.000%	August 1, 2012	12,000,000	2,663,872	69,407,417	Fixed Rate	5.000	46,248
H 5.000%	September 28, 2012	8,000,000	4,172,873	100,865,695	Fixed Rate	5.000	72,446
K 5.000%	December 16, 2019	4,000,000	3,993,000	96,525,000	Fixed Rate	5.000	69,323
M 4.250%	Various	—	685,500	67,745,574	Fixed Rate	4.250	40,464

Outstanding Security, Authorized [Shares]		18,000,000
Series C Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		C Auction Rate
Outstanding Security, Authorized [Shares]		5,200
Outstanding Security, Held [Shares]		2,492
Series E Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		E Auction Rate
Outstanding Security, Authorized [Shares]		2,000
Outstanding Security, Held [Shares]		1,108
Series G Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		G 5.000%
Outstanding Security, Authorized [Shares]		12,000,000
Outstanding Security, Held [Shares]		2,663,872
Series H Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		H 5.000%
Outstanding Security, Authorized [Shares]		8,000,000
Outstanding Security, Held [Shares]		4,172,873
Series K Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		K 5.000%
Outstanding Security, Authorized [Shares]		4,000,000
Outstanding Security, Held [Shares]		3,993,000
Series M Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		M 4.250%
Outstanding Security, Authorized [Shares]
Outstanding Security, Held [Shares]		685,500